Discontinued Operations	12 Months Ended
Dec. 31, 2014
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations
Discontinued Operations
The Company completed the sale of certain assets and liabilities in Oxford, MA for approximately $3.7 in December 2013 and recorded a loss of $11.1 in connection with the sale, as the selling price was less than the carrying value. The loss on the sale in 2013 and the results of operations have been included in discontinued operations in the accompanying consolidated statements of operations for the applicable periods presented.
The Company entered into a letter of intent in December 2013, to sell certain assets in Panama City, FL for approximately $2.0 and in connection with the planned divestiture recorded an impairment charge of $3.6 for the year ended December 31, 2013, as the fair value determined through the selling price was less than the carrying value. The sale was completed in January 2014 and the assets are classified as held for sale in the accompanying consolidated balance sheets as of December 31, 2013 and the impairment charge in 2013 and the results of operations have been included in discontinued operations in the accompanying consolidated statements of operations for all periods presented.
In connection with the acquisition of Veolia ES Solid Waste division, the Company was required by the United States Department of Justice to divest certain businesses. The Company completed the divestitures in 2013, as required for those businesses in Georgia and New Jersey and recorded no additional impairment charge upon sale for the year ended December 31, 2013. An impairment charge of $13.7 was recorded for the year ended December 31, 2012, as the fair value determined through the selling price was less than the carrying value. The results of operations have been included in discontinued operations in the accompanying consolidated statements of operations for the applicable periods presented.
The Company completed the sale of certain assets and liabilities in New York and New Jersey for approximately $45.0, of which $25.0 was received in cash on the date of closing, $5.0 was received in December 2013 and the remainder in the form of a mandatorily redeemable preferred security, which matures in 2017. The Company also reacquired the outstanding minority interest of $2.5 previously held by the minority shareholder in August 2013. In connection with the divestiture, the Company recorded an impairment charge of approximately $7.6 and $26.7 for the years ended December 31, 2013 and 2012, respectively. The results of operations have been included in discontinued operations in the accompanying consolidated statements of operations for the applicable periods presented.
The Company terminated a long-term lease agreement for one of its landfills. An impairment charge of approximately $39.8 was recorded on long-lived landfill assets no longer being used for the year ended December 31, 2012. The Company has classified the results of operations of this landfill as discontinued operations for the applicable periods presented in the accompanying consolidated statements of operations.

The following table summarizes the assets and liabilities of those businesses that are presented as held for sale in the accompanying consolidated balance sheets at December 31, 2014 and 2013, respectively.

	2014	2013
ASSETS
Accounts receivable, net	$—	$0.7
Prepaid expenses and other current assets	—	0.3
Property, plant and equipment, net	—	2.1
Total assets	$—	$3.1
LIABILITIES
Accounts payable	$—	$1.0
Deferred revenue	—	0.3
Accrued expenses	—	0.4
Total liabilities	$—	$1.7
The following table summarizes the revenues and expenses of those businesses that are presented as discontinued operations in the accompanying consolidated statements of operations for the years ended December 31, 2014, 2013 and 2012.

	2014	2013	2012
Service revenues	$0.4	$104.3	$127.6
Operating costs and expenses
Operating expenses	0.9	98.7	112.4
Selling, general and administrative	0.3	6.9	5.6
Depreciation and amortization	0.3	5.9	22.2
Gain on disposal of assets	(0.4)	—	(0.9)
Asset impairment	—	22.4	81.2
Total expenses	1.1	133.9	220.5
Other (expense) income
Interest expense	—	—	(0.9)
Total other (expense) income	—	—	(0.9)
Loss from discontinued operations before income tax	(0.7)	(29.6)	(93.8)
Tax benefit	(1.0)	(7.1)	(4.6)
Income (loss) from discontinued operations, net of taxes	$0.3	$(22.5)	$(89.2)